Pledged Assets	12 Months Ended
Mar. 31, 2012
Pledged Assets

9. Pledged Assets

At March 31, 2012, assets pledged as collateral for guarantees for debt are as follows:

	Millions of yen	Thousands of U.S. dollars
Cash and cash equivalents	¥2	$24
Other current assets	2,279	27,793

Total	¥2,281	$27,817

The above assets were pledged against the following liabilities:

	Millions of yen	Thousands of U.S. dollars
Guarantees for debt	¥2,281	$27,817

Total	¥2,281	$27,817